Quarterly Holdings Report
for
Fidelity® Value Factor ETF
April 30, 2026
T23-NPRT3-0626
1.9880060.109
Common Stocks - 95.6%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	24,472	2,293,761
UNITED STATES - 95.4%
Communication Services - 9.8%
Diversified Telecommunication Services - 0.9%
Comcast Corp Class A	166,946	4,514,220
Verizon Communications Inc	143,202	6,877,992
		11,392,212
Entertainment - 0.5%
Walt Disney Co/The	63,770	6,616,138
Interactive Media & Services - 8.2%
Alphabet Inc Class A	184,885	71,143,748
Meta Platforms Inc Class A	43,758	26,775,958
		97,919,706
Media - 0.2%
Charter Communications Inc Class A (b)(c)	15,941	2,632,974
TOTAL COMMUNICATION SERVICES		118,561,030
Consumer Discretionary - 9.6%
Automobiles - 1.1%
Ford Motor Co	519,787	6,279,027
General Motors Co	90,873	6,987,225
		13,266,252
Broadline Retail - 4.8%
Amazon.com Inc (b)	198,904	52,721,494
Macy's Inc	303,592	5,935,224
		58,656,718
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings Inc	49,434	8,322,708
Carnival Corp	217,370	5,762,479
Expedia Group Inc Class A	29,425	7,308,287
		21,393,474
Household Durables - 0.5%
Taylor Morrison Home Corp (b)	100,338	6,094,530
Specialty Retail - 1.4%
Best Buy Co Inc	97,116	5,874,547
Home Depot Inc/The	34,640	11,389,632
		17,264,179
TOTAL CONSUMER DISCRETIONARY		116,675,153
Consumer Staples - 4.7%
Beverages - 0.2%
Molson Coors Beverage Co Class B	63,155	2,699,245
Consumer Staples Distribution & Retail - 1.9%
Kroger Co/The	59,950	4,080,796
Target Corp	37,749	4,897,933
Walmart Inc	105,214	13,880,883
		22,859,612
Food Products - 1.0%
Archer-Daniels-Midland Co	61,577	4,589,950
Ingredion Inc (c)	33,291	3,719,936
Kraft Heinz Co/The	154,912	3,510,306
		11,820,192
Household Products - 1.1%
Kimberly-Clark Corp	38,811	3,820,166
Procter & Gamble Co/The	64,097	9,428,028
		13,248,194
Tobacco - 0.5%
Altria Group Inc	83,349	6,055,305
TOTAL CONSUMER STAPLES		56,682,548
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
APA Corp	77,390	3,152,095
Chevron Corp	46,490	8,986,982
ConocoPhillips	39,849	5,012,207
Devon Energy Corp	53,150	2,730,316
EOG Resources Inc	27,158	3,817,600
Expand Energy Corp	22,201	2,267,831
Exxon Mobil Corp	88,904	13,720,554
Ovintiv Inc	46,450	2,858,998
TOTAL ENERGY		42,546,583
Financials - 12.6%
Banks - 2.4%
Bank of America Corp	231,835	12,393,899
Bank OZK	123,916	5,967,795
Citigroup Inc	83,553	10,693,113
		29,054,807
Capital Markets - 0.9%
Goldman Sachs Group Inc/The	11,674	10,784,090
Consumer Finance - 1.2%
Capital One Financial Corp	39,136	7,486,717
Synchrony Financial	87,596	6,674,815
		14,161,532
Financial Services - 4.4%
Berkshire Hathaway Inc Class B (b)	45,622	21,606,580
Jackson Financial Inc	56,184	6,504,422
PayPal Holdings Inc	169,880	8,517,783
Visa Inc Class A	49,666	16,381,833
		53,010,618
Insurance - 3.1%
Allstate Corp/The	35,385	7,687,745
American International Group Inc	93,045	6,959,766
MetLife Inc	92,385	7,400,039
Prudential Financial Inc	70,905	6,956,490
Travelers Companies Inc/The	26,839	8,189,652
		37,193,692
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Annaly Capital Management Inc	299,635	6,861,641
TOTAL FINANCIALS		151,066,380
Health Care - 9.2%
Biotechnology - 2.1%
AbbVie Inc	56,358	11,909,573
Gilead Sciences Inc	58,754	7,687,373
Regeneron Pharmaceuticals Inc	8,641	6,109,705
		25,706,651
Health Care Providers & Services - 2.3%
Centene Corp (b)	139,637	7,497,111
Humana Inc	30,459	7,201,725
UnitedHealth Group Inc	35,558	13,173,528
		27,872,364
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co	129,664	7,856,342
Eli Lilly & Co	18,762	17,534,965
Johnson & Johnson	66,420	15,266,637
Merck & Co Inc	89,175	9,736,127
Pfizer Inc	303,706	8,108,950
		58,503,021
TOTAL HEALTH CARE		112,082,036
Industrials - 9.3%
Aerospace & Defense - 1.4%
General Dynamics Corp	17,329	5,966,375
Lockheed Martin Corp	11,139	5,769,668
Textron Inc	54,957	5,273,673
		17,009,716
Air Freight & Logistics - 1.1%
FedEx Corp	17,605	7,100,273
United Parcel Service Inc Class B	55,951	6,087,468
		13,187,741
Building Products - 0.4%
Owens Corning (c)	37,140	4,580,848
Construction & Engineering - 0.5%
Fluor Corp (b)	105,678	5,637,921
Industrial Conglomerates - 0.5%
Honeywell International Inc	30,070	6,444,903
Machinery - 2.9%
Caterpillar Inc	14,957	13,313,376
CNH Industrial NV Class A	399,812	4,281,987
Deere & Co	12,644	7,458,316
Oshkosh Corp	29,187	4,561,928
PACCAR Inc	45,560	5,412,528
		35,028,135
Passenger Airlines - 0.8%
Delta Air Lines Inc	77,972	5,301,316
United Airlines Holdings Inc (b)	47,520	4,276,800
		9,578,116
Professional Services - 0.8%
Automatic Data Processing Inc	26,024	5,515,527
Genpact Ltd	126,219	4,386,110
		9,901,637
Trading Companies & Distributors - 0.9%
Rush Enterprises Inc Class A	68,295	5,055,879
United Rentals Inc	6,580	6,315,747
		11,371,626
TOTAL INDUSTRIALS		112,740,643
Information Technology - 30.7%
IT Services - 1.1%
Accenture PLC Class A	43,343	7,745,828
Cognizant Technology Solutions Corp Class A	111,650	5,906,285
		13,652,113
Semiconductors & Semiconductor Equipment - 15.5%
Broadcom Inc	108,115	45,130,444
First Solar Inc (b)	34,722	7,010,025
Micron Technology Inc	40,187	20,783,109
NVIDIA Corp	459,213	91,645,139
QUALCOMM Inc	72,309	12,985,250
Skyworks Solutions Inc	136,283	9,562,978
		187,116,945
Software - 7.1%
Adobe Inc (b)	36,650	9,019,565
Microsoft Corp	141,558	57,724,521
Salesforce Inc	57,117	10,082,864
Zoom Communications Inc Class A (b)	92,330	8,969,860
		85,796,810
Technology Hardware, Storage & Peripherals - 7.0%
Apple Inc	279,768	75,915,047
HP Inc	419,921	8,759,552
		84,674,599
TOTAL INFORMATION TECHNOLOGY		371,240,467
Materials - 1.9%
Chemicals - 0.9%
CF Industries Holdings Inc	20,128	2,499,898
Linde PLC	12,285	6,156,505
Mosaic Co/The	62,100	1,445,067
		10,101,470
Construction Materials - 0.2%
CRH PLC	23,899	2,830,120
Containers & Packaging - 0.1%
Smurfit Westrock PLC	46,173	1,772,581
Metals & Mining - 0.7%
Alcoa Corp	34,297	2,187,805
Freeport-McMoRan Inc	52,924	3,057,949
Newmont Corp	33,112	3,678,412
		8,924,166
TOTAL MATERIALS		23,628,337
Real Estate - 2.0%
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	77,894	1,645,900
Industrial REITs - 0.3%
Prologis Inc	28,250	4,012,065
Office REITs - 0.1%
Vornado Realty Trust	45,895	1,371,802
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	14,510	2,071,012
Jones Lang LaSalle Inc (b)	5,447	1,732,854
		3,803,866
Residential REITs - 0.1%
AvalonBay Communities Inc	9,800	1,793,400
Retail REITs - 0.7%
Kimco Realty Corp	82,178	1,942,688
Realty Income Corp	39,922	2,564,589
Simon Property Group Inc	15,122	3,080,503
		7,587,780
Specialized REITs - 0.4%
Gaming and Leisure Properties Inc	37,095	1,797,624
VICI Properties Inc	75,991	2,218,937
		4,016,561
TOTAL REAL ESTATE		24,231,374
Utilities - 2.1%
Electric Utilities - 1.8%
Duke Energy Corp	30,577	3,961,250
Edison International	32,043	2,226,668
Eversource Energy	30,288	2,141,362
Exelon Corp	49,028	2,254,798
NextEra Energy Inc	56,335	5,514,070
PG&E Corp	138,894	2,308,418
Southern Co/The	37,869	3,661,932
		22,068,498
Gas Utilities - 0.1%
National Fuel Gas Co	21,317	1,798,728
Multi-Utilities - 0.2%
Consolidated Edison Inc	17,818	1,986,529
TOTAL UTILITIES		25,853,755
TOTAL UNITED STATES		1,155,308,306
TOTAL COMMON STOCKS (Cost $954,510,303)		1,157,602,067

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $302,605)	3.64	303,000	302,608

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	49,854,665	49,864,636
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	2,848,599	2,848,884
TOTAL MONEY MARKET FUNDS (Cost $52,713,520)			52,713,520

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,007,526,428)	1,210,618,195
NET OTHER ASSETS (LIABILITIES) - 0.1% (d)	1,557,290
NET ASSETS - 100.0%	1,212,175,485

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,499	6/2026	54,291,906	3,394,910

The notional amount of long futures as a percentage of Net Assets is 4.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $3,320,561 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $302,608.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,532,545	110,405,277	62,069,867	678,913	(3,319)	-	49,864,636	49,854,665	0.1%
Fidelity Securities Lending Cash Central Fund	10,201,750	171,702,611	179,055,639	422,159	162	-	2,848,884	2,848,599	0.0%
Total	11,734,295	282,107,888	241,125,506	1,101,072	(3,157)	-	52,713,520

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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